Note 15 - Earnings Per Common Share	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Earnings Per Share [Text Block]
NOTE
1
5
Earnings per Common Share
The following table reconciles the weighted average shares outstanding and net income for basic and diluted earnings per common share:

	Year ended December 31,
(Dollars in thousands, except per share data)	2018	2017	2016
Weighted average number of common shares outstanding used in basic earnings per common share calculation	4,368,289	4,215,899	4,180,994

Net dilutive effect of :
Options and warrants	423,818	640,410	553,386
Restricted stock awards	10,868	11,662	13,367
Weighted average number of common shares outstanding adjusted for effect of dilutive securities	4,802,975	4,867,971	4,747,747

Net income available to common shareholders	$8,236	4,404	6,350
Basic earnings per common share	$1.89	1.04	1.52
Diluted earnings per common share	$1.71	0.90	1.34